Subsequent Events - Summary Details of Goodwill Impairment Loss (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 22, 2021 CNY (¥)
Subsequent Event [Line Items]
Goodwill		¥ 121,805	$ 19,114
Forecast
Subsequent Event [Line Items]
Goodwill	¥ 57,271
Acquisition of Guohebing
Subsequent Event [Line Items]
Goodwill		64,534
Acquisition of Zhuge
Subsequent Event [Line Items]
Goodwill		¥ 57,271		¥ 104,674
Acquisition of Zhuge | Forecast
Subsequent Event [Line Items]
Goodwill	¥ 57,271